SCHEDULE OF MOVEMENT OF INVENTORY IMPAIRMENT PROVISION (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Balance at beginning of the year		$ 1,942,922	$ 1,810,384	$ 1,617,467
Addition		483,992	1,506,422	1,544,475
Deletion	[1]	(1,257,111)	1,321,709	1,220,673
Exchange difference		(42,103)	52,175	(130,885)
Balance at end of the year		$ 1,127,700	$ 1,942,922	$ 1,810,384

[1]	Inventory with impairment provision in the earlier period was sold for the years ended of December 31, 2024, 2023 and 2022.